Submission	Jun. 29, 2026
Submission [Line Items]
Central Index Key	0000947263
Registrant Name	TORONTO DOMINION BANK
Registration File Number	333-283969
Form Type	F-3
Submission Type	424B8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A